Organization and Principal Activities (Details)			6 Months Ended
	Jun. 24, 2024 USD ($)	Jun. 12, 2024 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 24, 2024 HKD ($)	Jun. 12, 2024 HKD ($)
Organization and Principal Activities [Line Items]
Gain on deconsolidation of subsidiaries (in Dollars) | $			$ 128,000
Class A Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Ordinary share (in Shares) | shares			1
BC Wealth Management Limited (“BCWM”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries		100.00%
Consideration value		$ 70,000			$ 550,000
Lion Asset Management Limited (“LAML”) [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries	51.00%
Consideration value	$ 140,000			$ 1,100,000
Lion Fintech Group Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries			100.00%
Royal Lion Investment Limited [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries			70.00%
Royal Lion Middle East DMCC [Member]
Organization and Principal Activities [Line Items]
Percentage of deconsolidation on subsidiaries			70.00%